November 26, 2013
VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:	THE PENNANT 504 FUND
(Reg. Nos. 333-190432; 811-22875)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of The Pennant 504 Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), please find Pre-Effective Amendment No. 4 to the  Fund’s Registration Statement on Form N-2.   If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours, GODFREY & KAHN, S.C. /s/ Christopher M. Cahlamer Christopher M. Cahlamer